CASH AND CASH EQUIVALENTS, TIME DEPOSITS AND PLEDGED DEPOSITS - Summary of Cash and Cash Equivalents, Time Deposits and Pledged Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and bank balances	$ 1,127,115	$ 1,312,773
Less: Pledged deposits	(70)	(357)
Time deposits	(840,296)	(34,703)
Cash and cash equivalents	286,749	1,277,713	$ 786,031	$ 688,938
Denominated in USD
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	230,833	1,254,969
Denominated in RMB
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	19,334	12,675
Denominated in EUR
Disclosure Of Cash And Cash Equivalents Time Deposits And Pledged Deposits [Line Items]
Cash and cash equivalents	$ 36,582	$ 10,069